Taxes (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT taxes payable
Income taxes payable
Other taxes payable	68	594
Total taxes payable	68	594
Less: taxes payable - discontinued operations
Taxes payable - continuing operations	$ 68	$ 594